Short-Term Borrowings (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Short-Term Borrowings [Line Items]
Proceed from borrowings	¥ 4,000,000	$ 589,527	¥ 4,550,000	¥ 5,000,000
Borrowings repaid amount	4,517,000	$ 665,723	4,973,000	7,520,000
Outstanding amount	3,760,000
Interest expenses	¥ 164,286		¥ 206,296	¥ 198,746
Xiamen International Bank Co., Ltd. [Member]
Short-Term Borrowings [Line Items]
Maturity period	1 year	1 year
Short term percentage	4.00%	4.00%
Proceed from borrowings	¥ 4,000,000
Borrowings repaid amount	¥ 240,000
Xiamen International Bank Co., Ltd. [Member] | Short-Term Borrowings [Member]
Short-Term Borrowings [Line Items]
Maturity start date	Dec. 04, 2025	Dec. 04, 2025
Maturity end date	Dec. 04, 2026	Dec. 04, 2026